SHORT-TERM INVESTMENTS (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Short-term investments
Total short-term investments	₽ 50,757	₽ 8,657
Loans and receivables
Short-term investments
Deposits	27,826	3,850
Loans	5,669	1,021
Notes	7,605
Financial assets at fair value through profit or loss
Short-term investments
Assets in Sistema-Capital trust management (Notes 18, 22)	9,600	3,721
Available for sale
Short-term investments
Notes	₽ 57	₽ 65